FIVE HIGHEST PAID EMPLOYEES - Details of remuneration (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) Director employee	Dec. 31, 2018 CNY (¥) Director employee	Dec. 31, 2017 CNY (¥) Director employee
Disclosure of highest paid employees [line items]
Number of Directors who received an amount which falls within the category of the five highest paid employees | Director	0	0	0
Pension scheme contributions	¥ 1,075	¥ 695	¥ 668
Amount paid/payable during the year	¥ 7,943	¥ 8,406	¥ 6,678
Highest paid employees [member]
Disclosure of highest paid employees [line items]
Number of highest paid employees | employee	5	5	5
Salaries, allowances and benefits in kind	¥ 27	¥ 21	¥ 21
Performance-related bonuses	18	18	19
Pension scheme contributions	2	1	1
Amount paid/payable during the year	¥ 47	¥ 40	¥ 41